Note 13 - Lease Obligations - Maturities of Operating Leases Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
2020	€ 980
2021	758
2022	474
2023	349
2024 and thereafter	171
Total undiscounted minimum lease payments	2,732
Less: amount representing interest	(48)
Present value of minimum lease payments	2,684
Less: current portion	(958)
Long-term portion	€ 1,726